CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 21,087
Revenue from Contract with Customer, Product and Service [Extensible List]	us-gaap:LicenseMember	us-gaap:LicenseMember	us-gaap:LicenseMember
Operating expenses:
Research and development	$ 44,604	$ 53,062	$ 63,220
General and administrative	22,315	22,217	16,500
Total operating expenses	66,919	75,279	79,720
Loss from operations	(45,832)	(75,279)	(79,720)
Other income (expense):
Interest income	988	195	57
Interest expense	(6,666)	(21,357)	(3,282)
Change in valuation of derivative liability	2,782	(684)
Change in valuation of warrant liability	(300)	413	35
Loss on extinguishment of debt	(22,700)
Total other income (expense), net	(25,896)	(21,433)	(3,190)
Net loss attributable to ordinary shareholders	$ (71,728)	$ (96,712)	$ (82,910)
Net loss per share attributable to ordinary shareholders — basic and diluted	$ (0.19)	$ (1.41)	$ (1.21)
Weighted average ordinary shares used in net loss per share attributable to ordinary shareholders — basic and diluted	375,669,759	68,476,149	68,472,262